BANK FINANCING (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 01, 2020	May 05, 2020	Jun. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 02, 2020
Debt Instrument [Line Items]
Amortization expense					$ 10,000	$ 19,000	$ 36,000	$ 40,000
Debt forgiveness							448,000
Amortization of deferred financing costs					9,375	18,432	35,672	43,268	$ 61,699	$ 13,333
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt forgiveness							448,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt principal payments							450,000		30,000
Revolving Credit Facility [Member] | Amortized Over One Year [Member]
Debt Instrument [Line Items]
Cost associated with Revolving credit facility deferred	$ 74,000
Revolving Credit Facility [Member] | Off Peak Season [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period	5,000,000.0
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period	10,000,000.0
Crestmark Bank [Member] | Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 444,000
Proceeds from loan			444,000
IHC Facility [Member]
Debt Instrument [Line Items]
Interest expenses					34,000	41,000	120,000	103,000
Loan balance					1,990,000		1,990,000		65,000
Borrowings					510,000		510,000
Two-Year Loan and Security Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing amount	10,000,000.0
Two-Year Loan and Security Agreement [Member] | IHC Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period									65,000	0
Interest expenses	1,000,000								$ 100,000	0.0
Credit facility expiry date									Jun. 15, 2022
Inventory financing									$ 2,500,000
Deferred cost	$ 38,000
Loan balance									1,000,000
Two-Year Loan and Security Agreement [Member] | IHC Facility [Member] | Interest Rate Per Month [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	1.292%
Two-Year Loan and Security Agreement [Member] | IHC Facility [Member] | Interest Rate Per Annually [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	15.51%
Two-Year Loan and Security Agreement [Member] | IHC Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Inventory financing									2,500,000
Revolving Credit Facility [Member] | Crestmark Bank [Member]
Debt Instrument [Line Items]
Average loan balance	$ 2,000,000
Interest expenses					106,000	100,000	202,000	151,000	$ 200,000	0.0
Credit facility expiry date	Jun. 15, 2022								Jun. 15, 2022
Line of credit					6,637,000		6,637,000
Revolving Credit Facility [Member] | Crestmark Bank [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	8.75%
Revolving Credit Facility [Member] | Crestmark Bank [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	5.50%
Revolving Credit Facility [Member] | Crestmark Bank [Member] | Peak Selling Season Between January 1 and July 31 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period	$ 5,000,000.0
Revolving Credit Facility [Member] | IHC Facility [Member]
Debt Instrument [Line Items]
Credit facility expiry date	Jun. 15, 2022
Revolving Credit Facility [Member] | PNC Bank [Member]
Debt Instrument [Line Items]
Interest expenses									$ 0.0	100,000
Financing Agreement [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Interest expenses					5,000	6,000	16,000	20,000	26,000	23,000
Debt instrument, term				60 months
Debt face amount				$ 365,000
Debt monthly payments							7,459
Notes payable				$ 365,000	$ 231,000		231,000		281,000
Financing Agreement [Member] | Three Installment Notes [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Debt principal payments							$ 365,000
Notes payable									400,000
Financing Agreement [Member] | Installment Note One [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				7.58%	7.58%		7.58%
Financing Agreement [Member] | Installment Note Two [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				8.55%	8.55%		8.55%
Financing Agreement [Member] | Installment Note Three [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				9.25%	9.25%		9.25%
Financing Agreement [Member] | Payments of notes payable with principal and interest [Member] | Dimension Funding LLC [Member]
Debt Instrument [Line Items]
Repayments of notes payable				$ 7,459
Subordination Agreement [Member]
Debt Instrument [Line Items]
Notes payable					$ 353,000		$ 353,000		503,000	800,000
Subordination Agreement [Member] | Starlight Marketing Development, Ltd [Member]
Debt Instrument [Line Items]
Notes payable									803,000
Notes payable to related parties					803,000		803,000
Conversion of debt		$ 803,000
Interest expense, related party					$ 3,000	$ 12,000	$ 17,000	$ 36,000	47,000	74,000
Subordination Agreement [Member] | Subordinated Notes Payable [Member]
Debt Instrument [Line Items]
Conversion of debt percentage		6.00%
Subordination Agreement [Member] | Subordinated Notes Payable [Member] | Starlight Marketing Development, Ltd [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate											6.00%
Notes payable											$ 803,000
Intercreditor Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs									62,000	0
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Interest expenses									4,000	0
Notes payable									$ 400,000	$ 0.0
Proceeds from loan			$ 400,000